Retirement Benefits - Retirement Cost (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) participant
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0.0	$ 0.0	$ 0.0
Interest cost on projected benefit obligation	37.1	36.0	45.3
Return on assets – expected	(54.6)	(54.6)	(63.9)
Amortization of losses	24.9	31.2	28.2
Amortization of prior service cost	0.0	0.0	0.0
Settlement loss	0.0	0.0	56.1
Net periodic pension cost	7.4	12.6	$ 65.7
Number of participants | participant			4,300
U.S. Plans | Continuing operations
Defined Benefit Plan Disclosure [Line Items]
Net periodic pension cost	7.4	12.6	$ 65.7
U.S. Plans | Discontinued operations
Defined Benefit Plan Disclosure [Line Items]
Net periodic pension cost	0.0	0.0	0.0
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	10.5	10.4	12.5
Interest cost on projected benefit obligation	11.5	11.2	18.4
Return on assets – expected	(9.5)	(9.5)	(14.4)
Amortization of losses	5.1	5.0	2.3
Amortization of prior service cost	1.0	0.9	1.0
Settlement loss	3.1	5.7	6.3
Net periodic pension cost	21.7	23.7	26.1
Non-U.S. Plans | Continuing operations
Defined Benefit Plan Disclosure [Line Items]
Net periodic pension cost	21.7	22.6	24.4
Non-U.S. Plans | Discontinued operations
Defined Benefit Plan Disclosure [Line Items]
Net periodic pension cost	0.0	1.1	1.7
Total
Defined Benefit Plan Disclosure [Line Items]
Service cost	10.5	10.4	12.5
Interest cost on projected benefit obligation	48.6	47.2	63.7
Return on assets – expected	(64.1)	(64.1)	(78.3)
Amortization of losses	30.0	36.2	30.5
Amortization of prior service cost	1.0	0.9	1.0
Settlement loss	3.1	5.7	62.4
Net periodic pension cost	29.1	36.3	91.8
Total | Continuing operations
Defined Benefit Plan Disclosure [Line Items]
Net periodic pension cost	29.1	35.2	90.1
Total | Discontinued operations
Defined Benefit Plan Disclosure [Line Items]
Net periodic pension cost	0.0	1.1	1.7
UMWA Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	0.0	0.0	0.0
Interest cost on projected benefit obligation	18.9	17.1	17.9
Return on assets – expected	(17.5)	(20.6)	(22.2)
Amortization of losses	18.0	15.5	12.3
Amortization of prior service cost	(4.6)	(4.6)	(4.6)
Curtailment (gain)	0.0	0.0	0.0
Net periodic pension cost	14.8	7.4	3.4
Black Lung and Other Plans, Medical
Defined Benefit Plan Disclosure [Line Items]
Service cost	0.0	0.2	0.1
Interest cost on projected benefit obligation	2.7	2.8	2.3
Return on assets – expected	0.0	0.0	0.0
Amortization of losses	2.5	3.1	0.6
Amortization of prior service cost	1.7	1.8	1.7
Curtailment (gain)	0.0	(0.1)	0.0
Net periodic pension cost	6.9	7.8	4.7
Retirement benefits other than pension
Defined Benefit Plan Disclosure [Line Items]
Service cost	0.0	0.2	0.1
Interest cost on projected benefit obligation	21.6	19.9	20.2
Return on assets – expected	(17.5)	(20.6)	(22.2)
Amortization of losses	20.5	18.6	12.9
Amortization of prior service cost	(2.9)	(2.8)	(2.9)
Curtailment (gain)	0.0	(0.1)	0.0
Net periodic pension cost	$ 21.7	$ 15.2	$ 8.1